LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSE AND FUTURE POLICY BENEFITS FOR LIFE AND ACCIDENT AND HEALTH INSURANCE CONTRACTS AND POLICYHOLDER CONTRACT DEPOSITS (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 17, 2011
Reconciliation of activity in the Liability for unpaid claims and claims adjustment expense:
Liability for unpaid claims and claims adjustment expense, balance at the beginning of the year	$ 91,151	$ 85,386	$ 89,258
Reinsurance recoverable, balance at the beginning of the year	(19,644)	(17,487)	(16,803)	(1,700)
Total, balance at the beginning of the year	71,507	67,899	72,455
Foreign exchange effect	353	(126)	1,416
Acquisitions		1,538
Dispositions		(87)	(9,657)
Reduction of net loss reserves due to NICO transaction	(1,703)
Losses and loss expenses incurred
Current year	27,590	24,074	27,354
Prior years, other than accretion of discount	195	4,182	2,771
Prior years, accretion of discount	375	(181)	313
Total	28,160	28,075	30,438
Losses and loss expenses paid
Current year	11,534	9,873	11,079
Prior years	15,958	15,919	15,673
Total	27,492	25,792	26,752
Net liability for unpaid claims and claims adjustment expense, balance at the end of the year	70,825	71,507	67,899
Reinsurance recoverable, balance at the end of the year	20,320	19,644	17,487	1,700
Total, balance at the end of the year	91,145	91,151	85,386
Excess Casualty
Losses and loss expenses incurred
Total	(414)	1,100	1,500
Excess Workers' Compensation
Losses and loss expenses incurred
Total	145	793	956
Environmental
Losses and loss expenses incurred
Total	413
Asbestos
Losses and loss expenses incurred
Total		1,500	151
Loss sensitive premium adjustment
Losses and loss expenses paid
Net liability for unpaid claims and claims adjustment expense, balance at the end of the year	172
Segment Discontinued Operations
Losses and loss expenses paid
Activity of discontinued operations			$ (1)